Related Parties	6 Months Ended
Jun. 30, 2018
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Related Parties
22.	RELATED PARTIES

There are no material changes to the company’s related party transactions during the first six months of 2018, compared to 2017, exception made of the transaction the company entered into with Anadolu Efes whereby the companies combined their Russia and Ukraine businesses into AB InBev Efes. AB InBev received a 50% non-controlling interest in AB InBev Efes, accounted for as an associate following the contribution of its businesses (see also Note 6 Acquisitions and disposals of subsidiaries and Note 14 Investment in associates).